Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Liabilities [Abstract]
Long-term borrowings	¥ 7,914,637	¥ 7,915,769
Transferred to SPEs [Member]
Trading assets
Loans	20,000	15,000
Liabilities [Abstract]
Long-term borrowings	¥ 20,000	¥ 15,000